INCOME TAXES (Tables)	12 Months Ended
Mar. 31, 2018
Income Taxes Tables Abstract
Components of deferred tax assets

	March 31, 2018	March 31, 2017
Net deferred tax assets – non-current:

Expected income tax benefit from NOL carry-forwards	$580,000	$524,000
Less valuation allowance	(580,000)	(524,000)
Deferred tax assets, net of valuation allowance	$-	$-

Reconciliation of the Federal statutory income tax rate
	For the fiscal year ended March 31, 2018	For the reporting period ended March 31, 2017

Federal statutory income tax rate	31.0%	34.0%

Change in valuation allowance on net operating loss carry-forwards	(31.0)	(34.0)

Effective income tax rate	0.0%	0.0%